Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and restricted cash	$ 484,881,000	$ 7,914,000
Accounts receivable, net	2,559,000	2,164,000
Accounts receivable, capital build	9,621,000	3,259,000
Receivable from related party	1,500,000
Prepaid expenses	6,395,000	4,598,000
Other current assets	1,389,000	2,037,000
Total current assets	506,345,000	19,972,000
Property, equipment and software, net	133,282,000	71,266,000
Intangible assets, net	72,227,000	67,956,000
Goodwill	31,052,000	22,111,000
Restricted cash	300,000
Other assets	3,115,000	836,000
Total assets	746,321,000	182,141,000
Current liabilities
Accounts payable	2,946,000	2,998,000
Payables to related parties		135,000
Accrued liabilities	27,078,000	10,945,000
Deferred revenue, current	5,144,000	1,653,000
Customer deposits	11,592,000	7,660,000
Note payable, related party		39,164,000
Capital-build, buyout liability		628,000
Other current liabilities	111,000	398,000
Total current liabilities	46,871,000	63,581,000
Earnout liability	5,211,000	0
Asset retirement obligations	12,833,000	8,802,000
Capital-build liability, excluding buyout liability	23,169,000	17,388,000
Deferred revenue, noncurrent	21,709,000	2,732,000
Warrant liability	48,461,000
Other liabilities	146,000	151,000
Total liabilities	158,400,000	92,654,000
Redeemable noncontrolling interest	1,946,252,000
Stockholders'/member's (deficit) equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized as of December 31, 2021; none issued and outstanding
LLC interests		136,348,000
Additional paid-in capital		929,000
Accumulated deficit	(1,358,358,000)	(47,790,000)
Total stockholders'/member's (deficit) equity	(1,358,331,000)	89,487,000
Total liabilities, redeemable noncontrolling interest and stockholders'/member's (deficit) equity	746,321,000	$ 182,141,000
Class A Common Stock [Member]
Stockholders'/member's (deficit) equity
Common stock	7,000
Class B Common Stock [Member]
Stockholders'/member's (deficit) equity
Common stock	$ 20,000